UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	¥ 11,158,756	¥ 12,174,097	¥ 11,341,758
Short-term investments	2,764,368	812,225	884,996
Accounts receivable	4,511	2,013	1,002
Amounts due from related parties	10,050	9,583	6,615
Prepayments and other current assets	549,174	520,589	724,583
Total current assets	14,486,859	13,518,507	12,958,954
Non-current assets
Property, equipment and software, net	550,894	546,106	369,126
Intangible assets, net	390	413	458
Right-of-use assets, net	310,445	303,609	309,085
Other non-current assets	4,000	4,000	4,000
Total non-current assets	865,729	854,128	682,669
Total assets	15,352,588	14,372,635	13,641,623
Current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB2,762,123 and RMB2,811,310 as of December 31, 2021 and June 30, 2022, respectively)
Accounts payable	51,763	135,273	52,963
Deferred revenue	2,038,669	1,979,056	1,958,570
Other payables and accrued liabilities	638,947	578,981	645,138
Operating lease liabilities, current	150,513	146,134	127,531
Total current liabilities	2,879,892	2,839,444	2,784,202
Non-current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB178,844 and RMB155,954 as of December 31, 2021 and June 30, 2022, respectively)
Operating lease liabilities, non-current	163,800	166,309	183,365
Total non-current liabilities	163,800	166,309	183,365
Total liabilities	3,043,692	3,005,753	2,967,567
Commitments and contingencies (Note 17)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 1,500,000,000 shares authorized; 748,953,103 Class A ordinary shares issued and 727,855,233 outstanding, 140,830,401 Class B ordinary shares issued and outstanding as of December 31, 2021; 749,323,103 Class A ordinary shares issued and 730,777,761 outstanding, 140,830,401 Class B ordinary shares issued and outstanding as of June 30, 2022)	560	559	554
Treasury shares (21,097,870 and 18,545,342 shares as of December 31, 2021 and June 30, 2022, respectively)	(346,532)	(267,982)
Additional paid-in capital	15,160,206	14,965,856	14,624,386
Accumulated other comprehensive (loss)/income	895,743	281,247	(257,765)
Accumulated deficit	(3,401,081)	(3,612,798)	(3,693,119)
Total shareholders' equity	12,308,896	11,366,882	10,674,056
Total liabilities and shareholders' equity	¥ 15,352,588	¥ 14,372,635	¥ 13,641,623